Interest Expense, Net - Summary of Interest Expense Net (Paranthetical) (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Interest Income Expense Net [Abstract]
Amortization of debt financing costs	₨ 266,814	$ 3,858	₨ 747,520	₨ 114,085